42 Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details 8) - Companhia Paranaense de Energia - Copel [member] - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Restricted net assets	R$ 18,197,350	R$ 16,120,548
Copel geracao e transmissao s.a. [member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Restricted net assets	10,732,735	9,749,705
Centrais Eletricas Rio Jordao - Elejor [member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Restricted net assets	13,490	42,859
UEG Araucaria Ltda. [member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Restricted net assets	238,211	315,740
Copel Distribuicao S.A. [member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Restricted net assets	R$ 7,212,914	R$ 6,012,244